Expected credit loss measurement - ECL for the period (Narrative) (Detail 2)		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision Matrix [Line Items]
Number of alternative scenarios developed for ECL calculation		4	4
Upside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	10.00%	7.50%	10.00%
Baseline ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	45.00%	42.50%	45.00%
Mild downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	35.00%	35.00%	35.00%
Severe downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	10.00%	15.00%	10.00%
UBS AG
Disclosure Of Provision Matrix [Line Items]
Number of alternative scenarios developed for ECL calculation		4	4
UBS AG | Upside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	10.00%	7.50%	10.00%
UBS AG | Baseline ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	45.00%	42.50%	45.00%
UBS AG | Mild downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	35.00%	35.00%	35.00%
UBS AG | Severe downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	10.00%	15.00%	10.00%